Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 1,631,966	$ 1,349,825	$ 2,278,814	$ 2,381,737
Cost of Revenues	1,346,095	1,080,057	1,799,384	1,961,183
Gross Profit	285,871	269,768	479,430	420,554
Operating Expenses
Selling, general, and administrative expenses	1,549,519	468,875
Transaction and financing expenses	883,990
Commitment fee expense	18,851,927
Depreciation and amortization	94,881	48,693	133,030	97,857
Total operating expenses	21,380,317	517,568	1,686,125	802,317
Operating Loss	(21,094,446)	(247,800)	(1,206,695)	(381,763)
Other Income and Expense
Interest income	5,862	13,734
Interest expense		(1,375)	(1,375)	(20,037)
Total other income and expense	5,862	12,359
Loss Before Income Taxes	(21,088,584)	(235,441)	(1,138,102)	(386,023)
Provision for (Benefit from) Income Taxes	700	150	970	(79,870)
Net Loss	(21,089,284)	(235,591)	(1,139,072)	(306,153)
Numerator for basic and diluted net loss per share:
Net loss available to common shareholders	$ (21,494,974)	$ (235,441)	$ (1,155,900)	$ (306,153)
Denominator for basic and diluted net loss per share:
Weighted average shares outstanding	8,061,772	8,049,309	8,048,194	6,587,361
Net Loss Per Share - Basic
Net loss per share	$ (2.67)	$ (0.03)	$ (0.14)	$ (0.05)